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       THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
        AUGUST 13, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
            AND FOR WHICH THAT REQUEST EXPIRED ON NOVEMBER 15, 2004.

                                    Form 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE
                Report for the Calendar Year or Quarter Ended: June 30, 2004

                 Check here if Amendment X]; Amendment Number: 1
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [X] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:      Staro Asset Management, L.L.C.
 Address:   3600 South Lake Drive
            St. Francis, Wisconsin 53235-3716

 Form 13F File Number:  28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Colin M. Lancaster
Title:     General Counsel
Phone:     (414) 294-7000

Signature, Place, and Date of Signing:

/s/  Colin M. Lancaster        St. Francis, Wisconsin        November 15, 2004
-------------------------     ------------------------     ---------------------
       (Signature)                 (City, State)                  (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

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                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers:      0
                                         -------------------
 Form 13F Information Table Entry Total: 9
                                         -------------------
 Form 13F Information Table Value Total: $48,495
                                         -------------------
                                            (thousands)

 List of Other Included Managers:        None


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CUSIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services     Option    00209A906    $14,320      10,000      Call        Sole                       X
 Inc
------------------------------------------------------------------------------------------------------------------------------------
BSB Bancorp Inc.           Common    0555652101   $15,478     435,884  SH              Sole                       X
------------------------------------------------------------------------------------------------------------------------------------
CATALYST INTL INC COM      Common    14887T105        $68      30,000  SH              Sole                       X
------------------------------------------------------------------------------------------------------------------------------------
ChipPAC Inc                Common    169657103       $685     109,300  SH              Sole                       X
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp-Genl          Common    372917104     $3,540      74,800  SH              Sole                       X
 Division
------------------------------------------------------------------------------------------------------------------------------------
GOLD BANC                  Common    379907108     $6,291     405,883  SH              Sole                       X
------------------------------------------------------------------------------------------------------------------------------------
Mony Group Inc.            Common    615337102     $7,421     237,100  SH              Sole                       X
------------------------------------------------------------------------------------------------------------------------------------
PARTNERS TRUST FINANCIAL   Common    70213A103     $445        22,700  SH              Sole                       X
 GROUP
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor       Common    874039100     $245        30,000  SH              Sole                       X
 Manufacturing Co
------------------------------------------------------------------------------------------------------------------------------------

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